Options (Tables)	12 Months Ended
Dec. 31, 2025
Options [Abstract]
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors

The following table presents the Company’s option activity for employees and members of the Board of Directors of the Company under the Plan for the years ended December 31, 2025, 2024 and 2023:

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	151,600	2.88	-	-
Exercised	(168,447)	0.29	-	-
Forfeited or expired	(258,777)	1.81	-	-
Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Exercisable as of December 31, 2023	863,616	2.07	4.70	84

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Granted	462,200	4.51	-	-
Exercised	(401,031)	1.98	-	-
Forfeited or expired	(11,500)	2.65	-	-
Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Exercisable as of December 31, 2024	641,851	2.15	5.12	1,786

	Number of Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Granted	214,600	2.84	-	-
Exercised	(11,060)	1.77	-	-
Forfeited or expired	(56,800)	3.73	-	-
Outstanding as of December 31, 2025	1,491,776	2.91	6.83	68
Exercisable as of December 31, 2025	889,439	2.49	5.60	66

Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices

The outstanding and exercisable options as of December 31, 2025 were separated into range of exercise prices, as follows:

Exercise price	Options outstanding as of December 31, 2025	Weighted average remaining contractual term	Options exercisable as of December 31, 2025	Weighted average remaining contractual term
		(years)		(years)

-	17,680	1.20	17,680	1.20
1.14	82,580	1.48	82,580	1.44
1.48	50,000	7.70	28,125	7.70
1.74	12,800	7.30	8,000	7.30
1.83	555,914	5.75	486,396	5.58
1.94	8,800	9.97	-
2.30	10,400	9.32	-
2.40	10,000	9.24	-
2.43	8,800	7.59	-
2.79	3,600	9.72	3,600	7.59
2.87	39,800	8.97	950	9.72
2.97	92,000	9.48	16,250	8.89
2.98	99,400	9.55	11,774	9.48
3.14	5,000	5.64	311	9.55
3.20	5,002	6.64	5,002	5.64
3.59	28,800	8.74	9,000	8.74
4.00	76,000	7.17	69,696	7.17
4.96	315,200	8.56	98,825	8.56
5.02	30,000	8.49	11,250	8.49
5.12	40,000	0.04	40,000	0.04
	1,491,776		889,439

Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted

The following table presents the assumptions used to estimate the fair values of the options granted in the reported periods:

Year ended December 31
	2025	2024	2023

Volatility (%)	60.31%-63.96%	52.71%-73.53%	60.48%-61.49%
Risk-free interest rate (%)	3.7%-4.5%	3.6%-4.4%	3.7%-4.3%
Dividend yield (%)	-	-	-
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.94-4.00	1.47-5.02	1.48-4.00
Share price ($)	1.94-4.00	1.72-5.24	1.48-3.73

Schedule of Company’s Equity-Based Awards Recognized

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31
	2025	2024	2023

Research and development	$296	$185	$216
Sales and marketing	137	20	41
General and administrative	251	213	106
	$684	$418	$363